Note 7 - Risk Management - Corrections Loans And Advances At Amortized Cost (Details)	Dec. 31, 2019 EUR (€)
Stage 1 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	€ (2,082,000,000)
Stage 1 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	176,000,000
Stage 1 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	126,000,000
Stage 1 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(38,000,000)
Stage 1 [Member] | Transfers to stage 3 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	89,000,000
Stage 1 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,000,000)
Stage 1 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(542,000,000)
Stage 1 [Member] | Writteoffs [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	130,000,000
Stage 1 [Member] | Changes In Model
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0
Stage 1 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(30,000,000)
Stage 1 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(15,000,000)
Stage 1 [Member] | Other impairment losses [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	215,000,000
Stage 1 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,149,000,000)
Stage 2 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,375,000,000)
Stage 2 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(227,000,000)
Stage 2 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(649,000,000)
Stage 2 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	273,000,000
Stage 2 [Member] | Transfers to stage 3 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	234,000,000
Stage 2 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(86,000,000)
Stage 2 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(116,000,000)
Stage 2 [Member] | Writteoffs [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	337,000,000
Stage 2 [Member] | Changes In Model
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0
Stage 2 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(18,000,000)
Stage 2 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(149,000,000)
Stage 2 [Member] | Other impairment losses [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	366,000,000
Stage 2 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,183,000,000)
Stage 3 [Member] | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(7,761,000,000)
Stage 3 [Member] | Transfers Of Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,574,000,000)
Stage 3 [Member] | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0
Stage 3 [Member] | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0
Stage 3 [Member] | Transfers to stage 3 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,810,000,000)
Stage 3 [Member] | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	236,000,000
Stage 3 [Member] | Net Production Finnancial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,711,000,000)
Stage 3 [Member] | Writteoffs [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	2,789,000,000
Stage 3 [Member] | Changes In Model
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0
Stage 3 [Member] | Foreign Exchange Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	69,000,000
Stage 3 [Member] | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(89,000,000)
Stage 3 [Member] | Other impairment losses [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	183,000,000
Stage 3 [Member] | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(8,094,000,000)
Total Member | Loans And Advances At Amortized Cost At The Beginning [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(12,217,000,000)
Total Member | Transfers Of Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,626,000,000)
Total Member | Transfers from stage 1 to stage 2 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(523,000,000)
Total Member | Transfers from stage 2 to stage 1 not credit impaired [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	235,000,000
Total Member | Transfers to stage 3 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(1,487,000,000)
Total Member | Transfers from stage 3 to stage 1or 2 [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	149,000,000
Total Member | Net Production Finnancial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(2,370,000,000)
Total Member | Writteoffs [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	3,256,000,000
Total Member | Changes In Model
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	0
Total Member | Foreign Exchange Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	20,000,000
Total Member | Increase Decrease Through Other Movements Financial Assets [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	(254,000,000)
Total Member | Other impairment losses [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	764,000,000
Total Member | Loans And Advances At Amortized Cost At The End [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances By Levels	€ (12,427,000,000)